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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   3/31/2010
                                                 ----------
Check here if Amendment [_]: Amendment Number:
                                                 ----------

This Amendment (Check only one):  [_] is a restatement
                                  [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Netols Asset Management, Inc.
          ----------------------------------
Address:  1045 W. Glen Oaks Lane, Suite 202
          ----------------------------------
          Mequon, WI 53092
          ----------------------------------

Form 13F File Number  28-12202
                      ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Reporting Manager:

Name:   Jeffrey W. Netols
        ------------------
Title:  President
        ------------------
Phone:  262-240-2930
        ------------------

Signature, Place, and Date of
Signing:

/s/ Jeffrey W. Netols
---------------------
(Signature)

Mequon, WI
---------------------
(City, State)

May 12, 2010
---------------------

Report Type (Check only one):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager.
(If there are no entries in this list, omit this section.)

28-01190 Frank Russell Company

                             Form 13F Summary Page

                                Report Summary:

Number of Other Included Managers:
                      1
       -----------------
Form 13F Information Table Entry Total:
                    150
       -----------------
Form 13F Information Table Value Total:
               $708,686
       -----------------  (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. (If there are no entries in this list, state "NONE" and omit the column headings and list entries.)

NO.  FORM 13F FILE NO.  NAME
---  -----------------  ------------------------
1    28-12088           Forward Management, LLC

                          Form 13F INFORMATION TABLE

                                   3/31/2010

COLUMN 1          COLUMN 2 COLUMN 3  COLUMN 4       COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
--------          -------- --------- --------- ------------------- ---------- -------- -----------------------
                   TITLE               VALUE    SHARES/   SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER    OF CLASS  CUSIP    (X$1,000) PRINCIPAL  PRN CALL DISCRETION MANAGERS    SOLE    SHARED  NONE
--------------    -------- --------- --------- ---------- --- ---- ---------- -------- ---------- ------- ----
ARBITRON INC.....   COM    03875Q108       32       1,182 SH         OTHER       1                  1,182
ARBITRON INC.....   COM    03875Q108    4,867     182,554 SH          SOLE                182,554
ALEXANDER &
  BALDWIN INC....   COM    014482103       66       1,992 SH         OTHER       1                  1,992
ALEXANDER &
  BALDWIN INC....   COM    014482103    9,783     296,009 SH          SOLE                296,009
AMERICAN
  SCIENCE & ENGR
  INC............   COM    029429107       51         682 SH         OTHER       1                    682
AMERICAN
  SCIENCE & ENGR
  INC............   COM    029429107    7,691     102,658 SH          SOLE                102,658
ANN TAYLOR
  STORES CORP....   COM    036115103       96       4,620 SH         OTHER       1                  4,620
ANN TAYLOR
  STORES CORP....   COM    036115103   14,328     692,174 SH          SOLE                692,174
ADVANCED
  ENERGY INDS....   COM    007973100       66       3,976 SH         OTHER       1                  3,976
ADVANCED
  ENERGY INDS....   COM    007973100    9,812     592,505 SH          SOLE                592,505
ASTORIA FINL
  CORP...........   COM    046265104       66       4,557 SH         OTHER       1                  4,557
ASTORIA FINL
  CORP...........   COM    046265104    9,873     680,931 SH          SOLE                680,931
BANK HAWAII
  CORP...........   COM    062540109       59       1,304 SH         OTHER       1                  1,304
BANK HAWAII
  CORP...........   COM    062540109    8,711     193,799 SH          SOLE                193,799
CACI INTL INC....  CL A    127190304       81       1,654 SH         OTHER       1                  1,654
CACI INTL INC....  CL A    127190304   12,123     248,172 SH          SOLE                248,172
CARPENTER
  TECHNOLOGY
  CORP...........   COM    144285103       83       2,257 SH         OTHER       1                  2,257
CARPENTER
  TECHNOLOGY
  CORP...........   COM    144285103   12,376     338,132 SH          SOLE                338,132
CHEESECAKE
  FACTORY INC....   COM    163072101       84       3,112 SH         OTHER       1                  3,112
CHEESECAKE
  FACTORY INC....   COM    163072101   12,649     467,458 SH          SOLE                467,458
COMMERCIAL
  METALS CO......   COM    201723103       25       1,673 SH         OTHER       1                  1,673
COMMERCIAL
  METALS CO......   COM    201723103    3,917     260,106 SH          SOLE                260,106
CORINTHIAN
  COLLEGES INC...   COM    218868107       68       3,891 SH         OTHER       1                  3,891
CORINTHIAN
  COLLEGES INC...   COM    218868107   10,257     583,092 SH          SOLE                583,092
CARTER INC.......   COM    146229109       91       3,003 SH         OTHER       1                  3,003
CARTER INC.......   COM    146229109   13,287     440,689 SH          SOLE                440,689
CEDAR SHOPPING
  CTRS INC....... COM NEW  150602209       54       6,806 SH         OTHER       1                  6,806
CEDAR SHOPPING
  CTRS INC....... COM NEW  150602209    7,970   1,007,552 SH          SOLE              1,007,552
COMMUNITY BK
  SYS INC........   COM    203607106       33       1,434 SH         OTHER       1                  1,434
COMMUNITY BK
  SYS INC........   COM    203607106    4,715     206,981 SH          SOLE                206,981
COMPASS
  MINERALS INTL
  INC............   COM    20451N101      114       1,427 SH         OTHER       1                  1,427
COMPASS
  MINERALS INTL
  INC............   COM    20451N101   17,181     214,145 SH          SOLE                214,145
DOMINOS PIZZA....   COM    25754A201       56       4,071 SH         OTHER       1                  4,071
DOMINOS PIZZA....   COM    25754A201    8,272     606,416 SH          SOLE                606,416
DREAMWORKS
  ANIMATION SKG
  INC............  CL A    26153C103       67       1,710 SH         OTHER       1                  1,710
DREAMWORKS
  ANIMATION SKG
  INC............  CL A    26153C103    9,794     248,578 SH          SOLE                248,578
ENERGYSOLUTIONS
  INC............   COM    292756202       30       4,688 SH         OTHER       1                  4,688
ENERGYSOLUTIONS
  INC............   COM    292756202    4,587     713,315 SH          SOLE                713,315
ENTEGRIS INC.....   COM    29362U104       64      12,759 SH         OTHER       1                 12,759
ENTEGRIS INC.....   COM    29362U104    9,565   1,901,681 SH          SOLE              1,901,681
FAIRCHILD
  SEMICONDUCTOR
  INTL...........   COM    303726103       81       7,598 SH         OTHER       1                  7,598
FAIRCHILD
  SEMICONDUCTOR
  INTL...........   COM    303726103   12,078   1,134,114 SH          SOLE              1,134,114
FIRST INDUSTRIAL
  REALTY TRUST
  INC............   COM    32054K103       33       4,191 SH         OTHER       1                  4,191
FIRST INDUSTRIAL
  REALTY TRUST
  INC............   COM    32054K103    4,696     605,186 SH          SOLE                605,186
FIRST MIDWEST
  BANCORP DEL....   COM    320867104       60       4,431 SH         OTHER       1                  4,431
FIRST MIDWEST
  BANCORP DEL....   COM    320867104    8,924     658,577 SH          SOLE                658,577
FOREST OIL        COM PAR
  CORP...........  $0.01   346091705       86       3,334 SH         OTHER       1                  3,334
FOREST OIL        COM PAR
  CORP...........  $0.01   346091705   12,627     489,036 SH          SOLE                489,036
FAIR ISAAC
  CORP...........   COM    303250104       82       3,241 SH         OTHER       1                  3,241
FAIR ISAAC
  CORP...........   COM    303250104   12,234     482,790 SH          SOLE                482,790
FUEL TECH INC....   COM    359523107        4         531 SH         OTHER       1                    531
FUEL TECH INC....   COM    359523107      829     103,306 SH          SOLE                103,306
GARDNER DENVER
  INC............   COM    365558105       68       1,547 SH         OTHER       1                  1,547
GARDNER DENVER
  INC............   COM    365558105   10,134     230,107 SH          SOLE                230,107
GENTIVA HEALTH
  SERVICES INC...   COM    37247A102       72       2,554 SH         OTHER       1                  2,554
GENTIVA HEALTH
  SERVICES INC...   COM    37247A102   10,789     381,510 SH          SOLE                381,510
GTSI CORP........   COM    36238K103       18       3,255 SH         OTHER       1                  3,255
GTSI CORP........   COM    36238K103    1,782     321,060 SH          SOLE                321,060
GENERAL
  MARITIME CORP
  NEW............   SHS    Y2693R101       65       9,035 SH         OTHER       1                  9,035
GENERAL
  MARITIME CORP
  NEW............   SHS    Y2693R101    9,687   1,347,356 SH          SOLE              1,347,356
GENESEE & WYO
  INC............  CL A    371559105       65       1,909 SH         OTHER       1                  1,909
GENESEE & WYO
  INC............  CL A    371559105    9,646     282,721 SH          SOLE                282,721
GIBRALTAR INDS
  INC............   COM    374689107       40       3,142 SH         OTHER       1                  3,142
GIBRALTAR INDS
  INC............   COM    374689107    5,887     466,873 SH          SOLE                466,873
GLACIER BANCORP
  INC NEW........   COM    37637Q105       64       4,218 SH         OTHER       1                  4,218
GLACIER BANCORP
  INC NEW........   COM    37637Q105    9,595     630,016 SH          SOLE                630,016
GREENHILL & CO
  INC............   COM    395259104       45         547 SH         OTHER       1                    547
GREENHILL & CO
  INC............   COM    395259104    6,581      80,163 SH          SOLE                 80,163
HAEMONETICS
  CORP...........   COM    405024100       62       1,089 SH         OTHER       1                  1,089
HAEMONETICS
  CORP...........   COM    405024100    9,371     163,972 SH          SOLE                163,972
HARMONIC INC.....   COM    413160102       42       6,693 SH         OTHER       1                  6,693
HARMONIC INC.....   COM    413160102    6,341   1,004,883 SH          SOLE              1,004,883
HSN INC..........   COM    404303109       57       1,933 SH         OTHER       1                  1,933
HSN INC..........   COM    404303109    8,507     288,969 SH          SOLE                288,969
ICU MED INC......   COM    44930G107       28         807 SH         OTHER       1                    807
ICU MED INC......   COM    44930G107    4,393     127,527 SH          SOLE                127,527
IDEX CORP........   COM    45167R104       55       1,648 SH         OTHER       1                  1,648
IDEX CORP........   COM    45167R104    8,089     244,368 SH          SOLE                244,368
ION GEOPHYSICAL
  CORP...........   COM    462044108       50      10,200 SH         OTHER       1                 10,200
ION GEOPHYSICAL
  CORP...........   COM    462044108    7,466   1,517,472 SH          SOLE              1,517,472
KANSAS CITY
  SOUTHERN....... COM NEW  485170302       86       2,391 SH         OTHER       1                  2,391
KANSAS CITY
  SOUTHERN....... COM NEW  485170302   12,822     354,502 SH          SOLE                354,502
KAYDON CORP......   COM    486587108       60       1,598 SH         OTHER       1                  1,598
KAYDON CORP......   COM    486587108    9,052     240,739 SH          SOLE                240,739
LANCE INC........   COM    514606102       64       2,755 SH         OTHER       1                  2,755
LANCE INC........   COM    514606102    9,561     413,365 SH          SOLE                413,365
LIFEPOINT
  HOSPITALS
  INC............   COM    53219L109       34         915 SH         OTHER       1                    915
LIFEPOINT
  HOSPITALS
  INC............   COM    53219L109    4,859     131,948 SH          SOLE                131,948
MANTECH INTL
  CORP...........  CL A    564563104       80       1,639 SH         OTHER       1                  1,639
MANTECH INTL
  CORP...........  CL A    564563104   12,098     247,757 SH          SOLE                247,757
MAGELLAN
  HEALTH SVCS
  INC............ COM NEW  559079207       64       1,473 SH         OTHER       1                  1,473
MAGELLAN
  HEALTH SVCS
  INC............ COM NEW  559079207    9,571     220,117 SH          SOLE                220,117
MGIC INVT CORP
  WIS............   COM    552848103       62       5,658 SH         OTHER       1                  5,658
MGIC INVT CORP
  WIS............   COM    552848103    9,091     828,684 SH          SOLE                828,684
MEDICAL ACTION
  INDS INC.......   COM    58449L100       44       3,589 SH         OTHER       1                  3,589
MEDICAL ACTION
  INDS INC.......   COM    58449L100    6,884     561,004 SH          SOLE                561,004
MERIT MED SYS
  INC............   COM    589889104       97       6,346 SH         OTHER       1                  6,346
MERIT MED SYS
  INC............   COM    589889104   14,464     948,436 SH          SOLE                948,436
MID-AMER APT
  CMNTYS INC.....   COM    59522J103       83       1,602 SH         OTHER       1                  1,602
MID-AMER APT
  CMNTYS INC.....   COM    59522J103   12,190     235,368 SH          SOLE                235,368
MODINE MFG CO....   COM    607828100       55       4,851 SH         OTHER       1                  4,851
MODINE MFG CO....   COM    607828100    8,036     714,918 SH          SOLE                714,918
NORTH AMERN
  ENERGY
  PARTNERS.......   COM    656844107       54       5,589 SH         OTHER       1                  5,589
NORTH AMERN
  ENERGY
  PARTNERS.......   COM    656844107    7,895     823,255 SH          SOLE                823,255
NORDSON CORP.....   COM    655663102       54         801 SH         OTHER       1                    801
NORDSON CORP.....   COM    655663102    8,106     119,345 SH          SOLE                119,345
OLD NATL
  BANCORP IND....   COM    680033107       70       5,843 SH         OTHER       1                  5,843
OLD NATL
  BANCORP IND....   COM    680033107   10,444     873,995 SH          SOLE                873,995
PROSPERITY
  BANCSHARES
  INC............   COM    743606105       68       1,653 SH         OTHER       1                  1,653
PROSPERITY
  BANCSHARES
  INC............   COM    743606105    9,924     242,116 SH          SOLE                242,116
PSS WORLD MED
  INC............   COM    69366A100      103       4,373 SH         OTHER       1                  4,373
PSS WORLD MED
  INC............   COM    69366A100   15,364     653,525 SH          SOLE                653,525
REHABCARE
  GROUP INC......   COM    759148109       61       2,227 SH         OTHER       1                  2,227
REHABCARE
  GROUP INC......   COM    759148109    9,077     332,872 SH          SOLE                332,872
ROBBINS & MYERS
  INC............   COM    770196103       59       2,470 SH         OTHER       1                  2,470
ROBBINS & MYERS
  INC............   COM    770196103    8,855     371,732 SH          SOLE                371,732
SPARTECH CORP.... COM NEW  847220209       71       6,038 SH         OTHER       1                  6,038
SPARTECH CORP.... COM NEW  847220209   10,512     898,460 SH          SOLE                898,460
SUNRISE SENIOR
  LIVING INC.....   COM    86768K106       22       4,252 SH         OTHER       1                  4,252
SUNRISE SENIOR
  LIVING INC.....   COM    86768K106    3,185     622,020 SH          SOLE                622,020
SUN COMMUNITIES
  INC............   COM    866674104       94       3,724 SH         OTHER       1                  3,724
SUN COMMUNITIES
  INC............   COM    866674104   13,951     553,610 SH          SOLE                553,610
SUPERIOR ENERGY
  SERVICES, INC..   COM    868157108       31       1,494 SH         OTHER       1                  1,494
SUPERIOR ENERGY
  SERVICES, INC..   COM    868157108    4,541     216,014 SH          SOLE                216,014
HANOVER INS
  GROUP INC......   COM    410867105       69       1,589 SH         OTHER       1                  1,589
HANOVER INS
  GROUP INC......   COM    410867105   10,325     236,758 SH          SOLE                236,758
TENNECO INC......   COM    880349105       78       3,303 SH         OTHER       1                  3,303
TENNECO INC......   COM    880349105   11,787     498,387 SH          SOLE                498,387
TETRA TECH INC
  NEW............   COM    88162G103       36       1,574 SH         OTHER       1                  1,574
TETRA TECH INC
  NEW............   COM    88162G103    5,395     234,140 SH          SOLE                234,140
TITAN INTL INC
  ILL............   COM    88830M102       50       5,688 SH         OTHER       1                  5,688
TITAN INTL INC
  ILL............   COM    88830M102    7,453     853,777 SH          SOLE                853,777
TRACTOR SUPPLY
  CO.............   COM    892356106       77       1,334 SH         OTHER       1                  1,334
TRACTOR SUPPLY
  CO.............   COM    892356106   11,416     196,654 SH          SOLE                196,654
TREEHOUSE FOODS
  INC............   COM    89469A104      117       2,672 SH         OTHER       1                  2,672
TREEHOUSE FOODS
  INC............   COM    89469A104   17,444     397,619 SH          SOLE                397,619
TUTOR PERINI
  CORP...........   COM    901109108       54       2,493 SH         OTHER       1                  2,493
TUTOR PERINI
  CORP...........   COM    901109108    8,153     374,832 SH          SOLE                374,832
UNDER ARMOUR
  INC............  CL A    904311107       54       1,822 SH         OTHER       1                  1,822
UNDER ARMOUR
  INC............  CL A    904311107    8,054     273,852 SH          SOLE                273,852
UNITED NAT FOODS
  INC............   COM    911163103       77       2,748 SH         OTHER       1                  2,748
UNITED NAT FOODS
  INC............   COM    911163103   11,582     411,746 SH          SOLE                411,746
U S PHYSICAL
  THERAPY INC....   COM    90337L108       54       3,088 SH         OTHER       1                  3,088
U S PHYSICAL
  THERAPY INC....   COM    90337L108    8,015     460,646 SH          SOLE                460,646
WABTEC CORP......   COM    929740108       68       1,621 SH         OTHER       1                  1,621
WABTEC CORP......   COM    929740108   10,293     244,375 SH          SOLE                244,375
WESTAMERICA
  BANCORPORATION.   COM    957090103       92       1,602 SH         OTHER       1                  1,602
WESTAMERICA
  BANCORPORATION.   COM    957090103   13,609     236,060 SH          SOLE                236,060
WHITING PETE
  CORP NEW.......   COM    966387102      129       1,594 SH         OTHER       1                  1,594
WHITING PETE
  CORP NEW.......   COM    966387102   18,530     229,223 SH          SOLE                229,223
TOTAL............                     708,686  36,029,914                              35,788,804 241,110
                                      =======  ==========                              ========== =======